Schedule of Investments (unaudited) August 31, 2020	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Guam — 0.2%

Utilities — 0.2%
Guam Government Waterworks Authority, RB, Series A, 5.00%, 01/01/50	$820	$987,436

Pennsylvania — 79.6%

Corporate — 2.4%
Chester County Industrial Development Authority, RB, 4.00%, 12/01/49	3,750	4,298,362
Pennsylvania Economic Development Financing Authority, RB
Series A, AMT, 0.70%, 08/01/37(a)	3,750	3,743,888
Series A, AMT, 3.25%, 08/01/39(b)	2,800	2,580,004
Pennsylvania Economic Development Financing Authority, Refunding RB
AMT, 5.50%, 11/01/44	1,355	1,386,802
Series A, AMT, 5.00%, 12/01/34	1,540	1,554,892

		13,563,948

County/City/Special District/School District — 20.2%
Altoona Area School District, GO
(BAM), 5.00%, 12/01/36	215	256,009
(BAM), 5.00%, 12/01/45	1,000	1,174,050
Series A, (AGM), 5.00%, 12/01/36	2,895	3,447,192
Bethlehem Area School District, GO
Series A, (BAM), 5.00%, 08/01/34	2,390	2,829,784
Series A, (BAM), 5.00%, 08/01/35	1,790	2,117,964
Boyertown Area School District, GO
5.00%, 10/01/36	890	1,014,698
5.00%, 10/01/38	1,335	1,518,696
Bristol Township School District, GO, (BAM), 5.00%, 06/01/42	2,550	3,066,299
Catasauqua Area School District, Refunding GO, (BAM), 4.00%, 02/15/42	2,255	2,531,350
City of Lancaster Pennsylvania, GO, (BAM), 4.00%, 11/01/42	3,720	4,193,928
City of Philadelphia Pennsylvania, GO, Series B, 5.00%, 02/01/39	2,155	2,690,625
City of Philadelphia Pennsylvania, Refunding GO, Series A, 5.00%, 08/01/37	2,140	2,583,900
Coatesville School District, GO, CAB(c)
Series A, (BAM), 0.00%, 10/01/34	290	168,748
Series A, (BAM), 0.00%, 10/01/35	2,565	1,411,750
Series A, (BAM), 0.00%, 10/01/37	2,505	1,259,815
Coatesville School District, Refunding GO, CAB(c)
Series B, (BAM), 0.00%, 10/01/33	500	302,395
Series B, (BAM), 0.00%, 10/01/34	980	566,077
Series C, (BAM), 0.00%, 10/01/33	640	386,618
County of Lancaster Pennsylvania, Refunding GO
4.00%, 11/01/34	500	576,300
4.00%, 11/01/35	520	596,034
4.00%, 11/01/36	540	616,388
4.00%, 11/01/37	565	642,801
4.00%, 11/01/38	585	662,799
County of York Pennsylvania, Refunding GO, 5.00%, 09/01/20(d)	2,500	2,500,000
Dallastown Area School District, Refunding GO, 5.00%, 04/15/34	1,835	2,162,621
East Pennsboro Area School District, GO
(BAM), 4.00%, 10/01/40	645	744,240

Security	Par (000)	Value

County/City/Special District/School District (continued)
(BAM), 4.00%, 10/01/44	$1,530	$1,747,826
Easton Area School District, GO, Series B, 5.00%, 02/01/31	1,650	2,108,205
Fox Chapel Area School District, GO
5.00%, 02/01/39	4,100	4,988,306
5.00%, 02/01/42	6,365	7,597,009
Governor Mifflin School District, GO
Series A, 4.00%, 04/01/39	640	744,032
Series A, 4.00%, 04/01/40	400	464,152
Series A, 4.00%, 04/01/42	1,150	1,329,136
Series A, 4.00%, 04/01/43	1,010	1,164,783
Series A, 4.00%, 04/01/46	1,185	1,359,408
Marple Newtown School District, GO, 3.00%, 06/01/40	2,365	2,551,007
Mechanicsburg Area School District, GO
Series A, 4.00%, 03/01/40	2,160	2,501,820
Series A, 4.00%, 03/01/41	2,245	2,594,120
Series A, 4.00%, 03/01/42	2,335	2,691,228
North Allegheny School District, GO, 4.00%, 05/01/39	1,000	1,183,130
Pittsburgh School District, GO
Series A, 4.00%, 09/01/37	2,240	2,624,765
Series A, 4.00%, 09/01/38	2,235	2,613,095
School District of Philadelphia, RB, Series A, 4.00%, 06/30/21	6,000	6,182,460
School District of Philadelphia, Refunding GO, Series F, 5.00%, 09/01/37	1,815	2,121,227
Springfield School District/Delaware County, GO, 5.00%, 03/01/40	1,710	2,125,513
State Public School Building Authority, RB, (AGM), 5.00%, 07/15/34	5,070	5,242,532
State Public School Building Authority, Refunding RB, Series A, (AGM), 5.00%, 06/01/33	5,000	5,987,150
Township of Lower Paxton Pennsylvania, GO
5.00%, 04/01/42	630	709,475
Series A, 4.00%, 04/01/41	260	297,601
Series A, 4.00%, 04/01/42	185	211,377
Series A, 4.00%, 04/01/43	345	393,631
Series A, 4.00%, 04/01/44	390	444,241
Series A, 4.00%, 04/01/50	705	800,210
Township of West Bradford Pennsylvania, GO, 4.00%, 12/15/49	1,125	1,280,813
Tredyffrin Easttown School District, GO, 5.00%, 02/15/39	1,130	1,387,425
West Shore School District, GO 5.00%, 11/15/43	4,045	4,897,120
4.00%, 11/15/45(e)	1,285	1,477,236
4.00%, 11/15/48(e)	640	730,419
5.00%, 11/15/48	1,975	2,360,856

		114,932,389

Education — 10.1%
Allegheny County Higher Education Building Authority, Refunding RB, Series A, 5.00%, 08/01/27	965	1,237,690
Berks County Municipal Authority, Refunding RB
5.00%, 10/01/39	290	299,112
5.00%, 10/01/49	795	804,071
Delaware County Authority, RB, 5.00%, 08/01/40	1,795	2,057,519
Delaware County Authority, Refunding RB, CAB, 5.00%, 07/01/47	3,870	4,018,840

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
East Hempfield Township Industrial Development Authority, RB
5.00%, 07/01/35	$1,395	$1,404,455
5.00%, 07/01/45	450	443,686
5.00%, 07/01/47	1,180	1,153,061
Pennsylvania Higher Educational Facilities Authority, RB, Series AT-1, 4.00%, 06/15/34	5,790	6,468,935
Pennsylvania Higher Educational Facilities Authority, Refunding RB
4.00%, 05/01/36	500	550,420
5.00%, 05/01/37	1,595	1,643,775
Series A, 5.25%, 05/01/21(d)	7,140	7,377,157
Series A, 5.25%, 07/15/33	2,420	2,542,573
Series A, 5.50%, 07/15/38	365	381,381
Pennsylvania State University, RB
5.00%, 09/01/48	2,615	3,236,324
Series A, 5.00%, 09/01/43	3,935	5,016,613
Philadelphia Authority for Industrial Development, RB
4.00%, 06/15/29	485	486,256
5.00%, 06/15/39	840	857,828
5.00%, 11/01/42	3,525	3,741,047
5.00%, 06/15/50	800	804,904
Philadelphia Authority for Industrial Development, Refunding RB
4.00%, 05/01/42	4,780	4,525,943
4.00%, 11/01/45	4,260	4,776,355
Series 2015, 5.00%, 04/01/45	3,330	3,776,520

		57,604,465

Health — 18.7%
Allegheny County Hospital Development Authority, Refunding RB
Series A, 4.00%, 04/01/37	4,300	4,752,016
Series A, 4.00%, 07/15/38	2,500	2,858,100
Series A, 5.00%, 04/01/47	1,950	2,274,441
Bucks County Industrial Development Authority, RB, 4.00%, 08/15/44	1,690	1,855,890
Bucks County Industrial Development Authority, Refunding RB, 5.00%, 10/01/37	1,560	1,640,574
Centre County Hospital Authority, RB, 7.00%, 11/15/21(d)	4,110	4,446,157
Chester County Health and Education Facilities Authority, Refunding RB
Series A, 5.00%, 12/01/35	1,000	1,005,650
Series A, 5.25%, 12/01/45	1,500	1,499,865
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49	1,430	1,591,047
Cumberland County Municipal Authority, Refunding RB
4.00%, 01/01/36	645	630,217
4.13%, 01/01/38	260	255,996
5.00%, 01/01/38	4,400	4,553,428
5.00%, 01/01/39	1,240	1,313,557
Doylestown Hospital Authority, RB, Series A, 4.00%, 07/01/45	1,250	1,290,475
DuBois Hospital Authority, Refunding RB, 4.00%, 07/15/48	3,440	3,797,313
Franklin County Industrial Development Authority, RB
5.00%, 12/01/29	125	132,272
5.00%, 12/01/39	235	238,344
5.00%, 12/01/49	150	146,481

Security	Par (000)	Value

Health (continued)
5.00%, 12/01/54	$635	$610,591
Geisinger Authority, Refunding RB, Series A-2, 5.00%, 02/15/39	5,950	7,041,349
Lancaster County Hospital Authority, Refunding RB, 5.00%, 11/01/35	925	1,029,719
Lancaster Industrial Development Authority, RB
4.00%, 12/01/44	730	775,975
5.00%, 12/01/44	1,170	1,314,518
4.00%, 12/01/49	985	1,040,633
Lancaster Industrial Development Authority, Refunding RB(d)
5.38%, 05/01/23	730	829,981
5.75%, 05/01/23	1,285	1,473,638
Montgomery County Higher Education and Health Authority, Refunding RB
5.00%, 09/01/37	1,365	1,646,818
Series A, 5.00%, 09/01/48	2,500	2,943,850
Montgomery County Industrial Development Authority, RB
Series C, 4.00%, 11/15/43	1,600	1,726,464
Series C, 5.00%, 11/15/45	1,835	2,117,296
Montgomery County Industrial Development Authority, Refunding RB
5.00%, 05/15/22(d)	2,280	2,465,957
5.25%, 01/01/40	5,000	4,872,850
Moon Industrial Development Authority, Refunding RB, 6.00%, 07/01/45	2,250	2,287,170
Mount Lebanon Hospital Authority, RB, 4.00%, 07/01/48	3,910	4,330,638
Northampton County General Purpose Authority, Refunding RB
5.00%, 08/15/46	1,350	1,538,298
5.00%, 08/15/48	1,875	2,217,150
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	4,000	4,444,520
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44	4,965	5,695,252
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.00%, 09/01/45	3,000	3,399,540
Philadelphia Authority for Industrial Development, Refunding RB, 4.00%, 07/01/35	2,450	2,798,218
Philadelphia Hospitals & Higher Education Facilities Authority, RB, 5.00%, 07/01/41(e)	9,375	9,648,094
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 07/01/41	5,000	5,822,500

		106,352,842

Housing — 2.5%
Pennsylvania Housing Finance Agency, RB, M/F Housing
Series A, 4.25%, 10/01/35	565	430,767
Series A, 4.50%, 10/01/40	600	438,546
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 128B, 4.00%, 10/01/47	6,190	6,668,734
Philadelphia Authority for Industrial Development, RB, M/F Housing
Series A, 3.50%, 12/01/36	1,260	907,490

2

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
Series A, 4.00%, 12/01/46	$5,740	$4,041,764
Series A, 4.00%, 12/01/51	2,300	1,570,141

		14,057,442

Other — 2.6%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(b)	330	339,936
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB
Series A, 5.00%, 05/01/35	2,310	2,394,223
Series A, 5.00%, 05/01/42	3,900	4,028,661
Chester County Industrial Development Authority, SAB(b)
5.00%, 03/01/38	525	527,215
5.13%, 03/01/48	1,050	1,028,664
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,625	1,743,560
Pennsylvania Economic Development Financing Authority, RB, 6.25%, 01/01/32	3,690	3,697,749
Redevelopment Authority of The County of Washington, Refunding TA
4.00%, 07/01/23	550	551,320
5.00%, 07/01/28	600	624,222

		14,935,550

State — 3.1%
Commonwealth Financing Authority, Refunding RB, Series A, 5.00%, 06/01/32	2,040	2,679,357
Commonwealth of Pennsylvania, Refunding GO, 5.00%, 07/15/21	9,000	9,366,660
Pennsylvania Turnpike Commission, RB
Series A, 5.25%, 12/01/44	1,500	1,869,090
Series B, 5.25%, 12/01/48	3,215	3,858,064

		17,773,171

Tobacco — 0.7%
Commonwealth Financing Authority, RB
5.00%, 06/01/33	1,000	1,230,620
5.00%, 06/01/35	2,205	2,685,844

		3,916,464

Transportation — 12.5%
City of Philadelphia Pennsylvania Airport Revenue, RB, Series A, 5.00%, 06/15/40	14,000	14,042,560
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB
Series B, AMT, 5.00%, 07/01/37	1,800	2,108,754
Series B, AMT, 5.00%, 07/01/47	2,545	2,919,573
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	2,500	3,041,125
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	10,500	11,725,350
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, AMT, 5.00%, 11/01/41	1,510	1,625,968
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/41	100	116,851
Sub-Series B-1, 5.00%, 06/01/42	4,705	5,506,073
Series A, Subordinate, 4.00%, 12/01/49	1,395	1,554,002

Security	Par (000)	Value

Transportation (continued)
Pennsylvania Turnpike Commission, RB, CAB(c)
Series A-3, (AGM), 0.00%, 12/01/40	$2,225	$1,282,290
Series A-3, 0.00%, 12/01/42	6,740	3,426,347
Pennsylvania Turnpike Commission, Refunding RB
Series A, (AGM, BHAC), 5.25%, 07/15/26	5,000	6,343,750
Series A-1, 5.25%, 12/01/45	4,730	5,457,947
Southeastern Pennsylvania Transportation Authority, RB
5.00%, 06/01/21(d)	7,295	7,557,474
5.00%, 06/01/32	1,925	2,534,128
Susquehanna Area Regional Airport Authority, Refunding RB, AMT, 5.00%, 01/01/38	2,200	2,338,292

		71,580,484

Utilities — 6.8%
Allegheny County Sanitary Authority, RB
(BAM), 5.25%, 12/01/41	2,090	2,352,985
5.00%, 06/01/43	4,000	4,894,120
Allegheny County Sanitary Authority, Refunding RB, (AGM), 5.00%, 06/01/40	1,000	1,010,160
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB
Series A, 5.00%, 10/01/43	3,460	4,250,264
Series A, 5.00%, 11/01/45	3,210	4,093,392
Series A, 5.25%, 10/01/52	1,190	1,438,805
Delaware County Regional Water Quality Control Authority, RB, 5.00%, 05/01/23(d)	980	1,104,480
Falls Township Authority, Refunding RB, (GTD), 5.00%, 12/01/37	2,115	2,229,316
New Kensington Municipal Sanitary Authority, RB, (AGM), 3.25%, 12/01/47	2,055	2,115,211
Philadelphia Gas Works Co., RB, Series 9th, 5.25%, 08/01/40	2,020	2,026,666
Philadelphia Gas Works Co., Refunding RB
5.00%, 08/01/30	700	829,878
5.00%, 08/01/31	900	1,062,567
5.00%, 08/01/32	1,200	1,408,476
5.00%, 08/01/33	600	700,908
5.00%, 08/01/34	1,050	1,221,622
Series D, , VRDN, 0.08%, 08/01/31(a)	950	950,000
Pittsburgh Water & Sewer Authority, RB, Series A, 1st Lien, (AGM), 5.00%, 09/01/44	2,045	2,573,244
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	2,500	3,053,150
Williamsport Sanitary Authority, Refunding RB, (BAM), 4.00%, 01/01/40	1,420	1,623,046

		38,938,290

Total Municipal Bonds in Pennsylvania		453,655,045

Puerto Rico — 3.7%

State — 3.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 0.00%, 07/01/51(c)	3,765	777,585
Series A-1, Restructured, 4.75%, 07/01/53	4,797	5,021,116
Series A-1, Restructured, 5.00%, 07/01/58	4,566	4,861,238
Series A-2, Restructured, 4.33%, 07/01/40	1,950	2,029,853
Series A-2, Restructured, 4.78%, 07/01/58	2,660	2,800,687
Series B-1, Restructured, 0.00%, 07/01/46(c)	925	264,217

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	$7,251	$2,069,218

		17,823,914

Utilities — 0.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.13%, 07/01/37	270	277,244
Series A, Senior Lien, 5.25%, 07/01/42	3,125	3,215,875

		3,493,119

Total Municipal Bonds in Puerto Rico		21,317,033

Total Municipal Bonds — 83.5% (Cost: $452,478,107)		475,959,514

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

Pennsylvania — 20.3%

Education — 4.1%
Northampton County General Purpose Authority, Refunding RB
4.00%, 11/01/38(f)	6,002	6,806,102
5.00%, 11/01/47	6,100	7,197,207
Philadelphia Authority for Industrial Development, RB, 4.00%, 12/01/48(f)	8,090	9,032,889

		23,036,198

Health — 10.9%
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49(f)	4,997	5,559,760
Geisinger Authority, RB, Series A-1, 5.13%, 06/01/41	12,570	12,937,672
General Authority of Southcentral Pennsylvania, Refunding RB
4.00%, 06/01/49	9,015	10,225,173
Series A, 5.00%, 06/01/44	5,000	5,617,700
Montgomery County Higher Education and Health Authority, Refunding RB, 4.00%, 09/01/44(f)	7,550	8,400,281
Pennsylvania Economic Development Financing Authority, RB, Series B, 4.00%, 03/15/40	2,000	2,166,720
Pennsylvania Higher Educational Facilities Authority, RB, Series A, 5.75%, 08/15/21(d)	9,280	9,771,562
St Mary Hospital Authority, Refunding RB, 5.00%, 12/01/48	6,096	7,344,199

		62,023,067

Housing — 0.9%
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 114C, 3.70%, 10/01/42(f)	5,197	5,310,091

State — 2.2%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(f)	11,000	12,769,570

Security	Par (000)	Value

Transportation — 1.2%
Pennsylvania Turnpike Commission, RB, Series A, 5.50%, 12/01/42	$2,520	$3,018,053
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series B-2, 5.00%, 06/01/35	2,900	3,552,442

		6,570,495

Utilities — 1.0%
Westmoreland County Municipal Authority, Refunding RB, 5.00%, 08/15/42	5,007	5,818,347

Total Municipal Bonds in Pennsylvania		115,527,768

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 20.3% (Cost: $107,009,174)		115,527,768

Total Long-Term Investments — 103.8% (Cost: $559,487,281)		591,487,282

	Shares

Short-Term Securities

Money Market Funds — 7.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(h)(i)	40,822,296	40,830,460

Total Short-Term Securities — 7.2% (Cost: $40,826,176)		40,830,460

Total Investments — 111.0% (Cost: $600,313,457)		632,317,742

Liabilities in Excess of Other Assets — (0.4)%		(2,655,740)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.6)%		(60,117,187)

Net Assets — 100.0%		$569,544,815

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	When-issued security.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between April 1, 2021 to June 1, 2039, is $25,258,217.

(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

4

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Pennsylvania Municipal Bond Fund

Affiliates

Investments in issuers considered to be an affiliate of the Fund during the period ended August 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$23,554,839	$17,278,558	(a)	$—	$(1,456)	$(1,481)	$40,830,460	40,822,296	$1,259	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$475,959,514	$—	$475,959,514
Municipal Bonds Transferred to Tender Option Bond Trusts	—	115,527,768	—	115,527,768
Short-Term Securities
Money Market Funds	40,830,460	—	—	40,830,460

	$40,830,460	$591,487,282	$—	$632,317,742

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $60,093,902 are categorized as Level 2 within the disclosure hierarchy.

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

BAM	Build America Mutual Assurance Co.

BHAC	Berkshire Hathaway Assurance Corp.

CAB	Capital Appreciation Bonds

GO	General Obligation Bonds

Portfolio Abbreviation (continued)

GTD	GTD Guaranteed

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

TA	Tax Allocation

VRDN	Variable Rate Demand Note

SCHEDULE OF INVESTMENTS	5